Document and Entity Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 21, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	LaPorte Bancorp, Inc.
Entity Central Index Key	0001549276
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 68,621
Entity Common Stock, Shares Outstanding		5,580,115